Label	Element	Value
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Magnificent Seven ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	199.30%
Roundhill Daily 2X Long Magnificent Seven ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Roundhill Daily 2X Long Magnificent Seven ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	57.40%	[1]
Roundhill Daily 2X Long Magnificent Seven ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.80%	[2]
Roundhill Daily 2X Long Magnificent Seven ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	57.40%
Roundhill Daily 2X Long Magnificent Seven ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	37.60%
Roundhill Daily 2X Long Magnificent Seven ETF | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.80%
Roundhill Daily 2X Long Magnificent Seven ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Roundhill Daily 2X Long Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(17.90%)

[1]
*	Held for cash and collateral management purposes.

[2]
**	Investment purchased with proceeds from securities lending.